FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892
                                   ---------

                           TEMPLETON GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                    -------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  11/30/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Growth Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2008

CONTENTS

Statement of Investments .................................................    3
Notes to Statement of Investments ........................................    7

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

                                                                INDUSTRY                         SHARES          VALUE
                                             ----------------------------------------------   -----------   --------------
    COMMON STOCKS 98.4%
    FINLAND 1.1%
    UPM-Kymmene OYJ ......................              Paper & Forest Products                12,657,560   $  181,662,942
                                                                                                            --------------
    FRANCE 9.4%
    Accor SA .............................           Hotels, Restaurants & Leisure              1,614,178       61,956,060
    Compagnie Generale des Etablissements
       Michelin, B .......................                  Auto Components                       780,646       37,320,002
    France Telecom SA ....................       Diversified Telecommunication Services        13,631,170      350,067,820
    Sanofi-Aventis .......................                  Pharmaceuticals                     6,930,620      382,472,111
    Total SA, B ..........................            Oil, Gas & Consumable Fuels               7,477,660      389,867,273
    Vivendi SA ...........................                       Media                         11,881,070      335,755,762
                                                                                                            --------------
                                                                                                             1,557,439,028
                                                                                                            --------------
    GERMANY 6.1%
    Bayerische Motoren Werke AG ..........                    Automobiles                       5,850,270      146,230,818
    Deutsche Post AG .....................              Air Freight & Logistics                11,752,760      167,333,689
(a) Infineon Technologies AG .............      Semiconductors & Semiconductor Equipment       14,750,220       34,564,698
    Merck KGaA ...........................                  Pharmaceuticals                       845,130       70,296,939
    Muenchener Rueckversicherungs-
       Gesellschaft AG ...................                     Insurance                          681,550       92,623,120
    SAP AG ...............................                      Software                        4,110,620      140,181,120
    Siemens AG ...........................              Industrial Conglomerates                6,052,550      361,305,147
                                                                                                            --------------
                                                                                                             1,012,535,531
                                                                                                            --------------
    HONG KONG 1.1%
    Cheung Kong (Holdings) Ltd ...........        Real Estate Management & Development         13,631,800      128,388,680
    Swire Pacific Ltd., A ................        Real Estate Management & Development          8,947,500       60,028,255
                                                                                                            --------------
                                                                                                               188,416,935
                                                                                                            --------------
    INDIA 0.2%
    ICICI Bank Ltd., ADR .................                  Commercial Banks                    2,366,030       33,692,267
                                                                                                            --------------
    IRELAND 0.6%
    CRH PLC ..............................               Construction Materials                 4,327,162       93,650,618
                                                                                                            --------------
    ITALY 3.2%
    Eni SpA ..............................            Oil, Gas & Consumable Fuels              10,031,875      225,906,514
    Intesa Sanpaolo SpA ..................                  Commercial Banks                   51,504,129      154,380,326
    UniCredit SpA ........................                  Commercial Banks                   64,356,048      146,230,381
                                                                                                            --------------
                                                                                                               526,517,221
                                                                                                            --------------
    JAPAN 3.6%
    FUJIFILM Holdings Corp. ..............   Electronic Equipment, Instruments & Components     4,506,700      108,694,606
    Konica Minolta Holdings Ltd. .........                 Office Electronics                  17,168,000      126,105,849
    Mitsubishi UFJ Financial Group Inc. ..                  Commercial Banks                   11,264,675       61,409,393
    NOK Corp. ............................                  Auto Components                     6,477,300       48,730,550
    Olympus Corp. ........................          Health Care Equipment & Supplies              721,700       14,997,344
    Shinsei Bank Ltd. ....................                  Commercial Banks                   32,458,000       51,623,062
    Sumitomo Mitsui Financial Group
       Inc. ..............................                  Commercial Banks                       11,609       41,907,555
    Toyota Motor Corp. ...................                    Automobiles                       4,579,510      143,753,584
                                                                                                            --------------
                                                                                                               597,221,943
                                                                                                            --------------


                     Quarterly Statement of Investments | 3

Templeton Growth Fund, Inc.

                                                                INDUSTRY                         SHARES          VALUE
                                             ----------------------------------------------   -----------   --------------
    COMMON STOCKS (CONTINUED)
    NETHERLANDS 2.8%
    ING Groep NV .........................           Diversified Financial Services            12,092,410   $  101,366,559
    Koninklijke Philips Electronics NV ...              Industrial Conglomerates                8,393,000      136,020,950
    Randstad Holding NV ..................               Professional Services                  2,775,160       51,690,175
    Reed Elsevier NV .....................                       Media                         11,897,309      139,925,746
    SBM Offshore NV ......................            Energy Equipment & Services               2,077,888       32,223,722
                                                                                                            --------------
                                                                                                               461,227,152
                                                                                                            --------------
    NORWAY 0.2%
    Aker Solutions ASA ...................            Energy Equipment & Services               5,346,385       30,522,682
                                                                                                            --------------
    RUSSIA 0.4%
    Gazprom, ADR .........................            Oil, Gas & Consumable Fuels               3,650,000       63,145,000
                                                                                                            --------------
    SINGAPORE 1.5%
(a) Flextronics International Ltd. .......   Electronic Equipment, Instruments & Components    11,059,050       25,878,177
    Singapore Telecommunications Ltd. ....       Diversified Telecommunication Services       130,938,000      220,638,274
                                                                                                            --------------
                                                                                                               246,516,451
                                                                                                            --------------
    SOUTH KOREA 3.3%
    Hyundai Motor Co. Ltd. ...............                    Automobiles                       2,970,277       83,911,842
(a) KB Financial Group Inc. ..............                  Commercial Banks                    4,599,092       94,549,066
    KT Corp., ADR ........................       Diversified Telecommunication Services        10,773,240      122,168,542
    Samsung Electronics Co. Ltd. .........      Semiconductors & Semiconductor Equipment          745,672      246,696,114
                                                                                                            --------------
                                                                                                               547,325,564
                                                                                                            --------------
    SPAIN 1.0%
    Telefonica SA ........................       Diversified Telecommunication Services         8,028,479      161,927,898
                                                                                                            --------------
    SWEDEN 0.8%
    Svenska Cellulosa AB, B ..............              Paper & Forest Products                10,190,697       82,157,655
    Telefonaktiebolaget LM Ericsson, B ...              Communications Equipment                6,916,340       49,222,361
                                                                                                            --------------
                                                                                                               131,380,016
                                                                                                            --------------
    SWITZERLAND 5.1%
    Adecco SA ............................               Professional Services                  2,645,920       78,568,804
    Nestle SA ............................                   Food Products                      6,741,230      244,055,076
    Novartis AG ..........................                  Pharmaceuticals                     7,789,240      362,603,658
    Roche Holding AG .....................                  Pharmaceuticals                       603,980       84,598,006
(a) UBS AG ...............................                  Capital Markets                     6,229,230       77,756,311
                                                                                                            --------------
                                                                                                               847,581,855
                                                                                                            --------------
    TAIWAN 0.6%
    Taiwan Semiconductor Manufacturing Co.
       Ltd. ..............................      Semiconductors & Semiconductor Equipment       88,341,002      108,253,878
                                                                                                            --------------
    TURKEY 0.5%
    Turkcell Iletisim Hizmetleri AS,
       ADR ...............................        Wireless Telecommunication Services           6,314,010       87,007,058
                                                                                                            --------------
    UNITED KINGDOM 16.8%
    Aviva PLC ............................                     Insurance                       39,603,700      243,944,823
    BAE Systems PLC ......................                Aerospace & Defense                   8,922,040       48,640,556
    BP PLC ...............................            Oil, Gas & Consumable Fuels              48,744,978      395,147,216
    Compass Group PLC ....................           Hotels, Restaurants & Leisure             36,180,374      170,519,344
    GlaxoSmithKline PLC ..................                  Pharmaceuticals                    20,844,010      359,272,354


                     4 | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

                                                                INDUSTRY                         SHARES          VALUE
                                             ----------------------------------------------   -----------   --------------
    COMMON STOCKS(CONTINUED)
    UNITED KINGDOM (CONTINUED)
    HSBC Holdings PLC ....................                  Commercial Banks                   22,316,297   $  240,989,576
    Kingfisher PLC .......................                  Specialty Retail                   63,454,655      116,695,980
    Old Mutual PLC .......................                     Insurance                       40,854,170       34,265,526
    Pearson PLC ..........................                       Media                         16,886,750      160,994,815
    Royal Bank of Scotland Group PLC .....                  Commercial Banks                   40,528,720       34,491,535
    Royal Dutch Shell PLC, B .............            Oil, Gas & Consumable Fuels              14,704,674      387,647,750
    Standard Life PLC ....................                     Insurance                       26,323,030      106,135,745
    Tesco PLC ............................              Food & Staples Retailing                7,257,720       32,982,848
    Vodafone Group PLC ...................        Wireless Telecommunication Services         197,771,539      387,146,563
    Wolseley PLC .........................          Trading Companies & Distributors           12,251,094       57,315,615
                                                                                                            --------------
                                                                                                             2,776,190,246
                                                                                                            --------------
    UNITED STATES 40.1%
    Accenture Ltd., A ....................                    IT Services                      16,533,120      512,196,058
    ACE Ltd. .............................                     Insurance                        1,044,910       54,596,547
    American Express Co. .................                  Consumer Finance                    4,601,087      107,251,338
(a) Amgen Inc. ...........................                   Biotechnology                     10,106,340      561,306,124
    Bank of America Corp. ................           Diversified Financial Services             2,414,970       39,243,263
(a) Boston Scientific Corp. ..............          Health Care Equipment & Supplies           28,943,733      178,582,833
(a) Cisco Systems Inc. ...................              Communications Equipment                7,175,120      118,676,485
    Comcast Corp., A .....................                       Media                         21,267,330      356,653,124
    Covidien Ltd. ........................          Health Care Equipment & Supplies            6,328,770      233,215,174
    El Paso Corp. ........................            Oil, Gas & Consumable Fuels              25,445,990      188,045,866
(a) Expedia Inc. .........................             Internet & Catalog Retail                7,358,470       61,811,148
    FedEx Corp. ..........................              Air Freight & Logistics                 1,251,600       88,425,540
    General Electric Co. .................              Industrial Conglomerates               18,235,340      313,100,788
    Harley-Davidson Inc. .................                    Automobiles                       3,407,790       57,966,508
    International Paper Co. ..............              Paper & Forest Products                   501,140        6,239,193
    JPMorgan Chase & Co. .................           Diversified Financial Services               647,600       20,503,016
    Merck & Co. Inc. .....................                  Pharmaceuticals                     6,815,600      182,112,832
    Microsoft Corp. ......................                      Software                       30,320,110      613,072,624
    News Corp., A ........................                       Media                         39,603,710      312,869,309
(a) Oracle Corp. .........................                      Software                       33,445,230      538,133,751
    Pentair Inc. .........................                     Machinery                          661,522       16,445,437
    Pfizer Inc. ..........................                  Pharmaceuticals                    33,730,220      554,187,515
    Progressive Corp. ....................                     Insurance                        9,659,540      145,086,291
    Seagate Technology ...................              Computers & Peripherals                18,451,810       77,682,120
    Sprint Nextel Corp. ..................        Wireless Telecommunication Services          32,673,060       91,157,837
    Target Corp. .........................                  Multiline Retail                    1,462,840       49,385,478
    Time Warner Inc. .....................                       Media                         24,386,340      220,696,377
    Torchmark Corp. ......................                     Insurance                        2,742,780       99,151,497
    Tyco Electronics Ltd. ................   Electronic Equipment, Instruments & Components     8,910,830      146,850,478
    Tyco International Ltd. ..............              Industrial Conglomerates                6,435,590      134,503,831
    United Parcel Service Inc., B ........              Air Freight & Logistics                 6,016,910      346,574,016
(a) USG Corp. ............................                 Building Products                      727,734        6,877,086
(a) Viacom Inc., B .......................                       Media                         11,381,480      181,193,162
    The Walt Disney Co. ..................                       Media                            537,706       12,109,139
                                                                                                            --------------
                                                                                                             6,625,901,785
                                                                                                            --------------


                     Quarterly Statement of Investments | 5

Templeton Growth Fund, Inc.

                                         PRINCIPAL
                                        AMOUNT (b)        VALUE
                                        ----------   ---------------
TOTAL COMMON STOCKS
   (COST $24,455,909,699) ...........                $16,278,116,070
                                                     ---------------
SHORT TERM INVESTMENTS
(COST $94,905,000) 0.6%
TIME DEPOSITS 0.6%
UNITED STATES 0.6%
Paribas Corp., 0.688%, 12/01/08 .....   94,905,000        94,905,000
                                                     ---------------
TOTAL INVESTMENTS
   (COST $24,550,814,699) 99.0% .....                 16,373,021,070
OTHER ASSETS, LESS LIABILITIES
   1.0% .............................                    165,773,660
                                                     ---------------
NET ASSETS 100.0% ...................                $16,538,794,730
                                                     ===============

See Abbreviations on page 9.

(a)  Non-income producing for the twelve months ended November 30, 2008.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

                     See Notes to Statement of Investments.


                     6 | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds).These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


                     Quarterly Statement of Investments | 7

Templeton Growth Fund, Inc.

3. INCOME TAXES

At November 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..............................   $24,553,957,288
                                                     ===============
Unrealized appreciation ..........................   $   556,129,333
Unrealized depreciation ..........................    (8,737,065,551)
                                                     ---------------
Net unrealized appreciation (depreciation) .......   $(8,180,936,218)
                                                     ===============

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets carried at fair value:

                                        LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                    ---------------   -----------   -------   ---------------
ASSETS:
   Investments in Securities ....      $16,278,116,070   $94,905,000     $--     $16,373,021,070


                     8 | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 9


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By /s/JENNIFER J. BOLT
  ----------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JENNIFER J. BOLT
  -----------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

By /s/LAURA F. FERGERSON
  --------------------------------
      Laura F. Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2009